CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Total comprehensive income for the year	$ 3,286,199	$ 17,432,963	$ 23,907,996
Reconciliation of total comprehensive income to cash flows provided by operating activities:
Depreciation of property, plant and equipment	6,161,233	5,031,234	4,655,763
Derivative financial instrument results	(449,575)	26,101	(222,171)
Disposal of property, plant and equipment	34,890	137,308	331,980
Share of (profit) / loss from associates	(21,310)	43,372	(38,130)
Increase in provisions	325,140	363,189	407,953
Interest expense accrual, net	3,215,885	2,597,792	3,327,767
Interest income on other financial assets other than cash and cash equivalents	7,785,189	(136,806)	(945,586)
Income tax	4,404,423	5,478,585	27,583
Impairment of PPE	3,114,056	0	0
Acquisition of notes result	(399,356)	0	0
Doubtful accounts	95,067	3,315	277,537
Foreign exchange loss, net	11,555,095	12,099,811	11,891,639
Gain on net monetary position	(7,019,379)	(8,994,366)	(8,069,001)
Changes in assets and liabilities:
Trade receivables	(303,769)	(5,083,436)	(3,112,785)
Other receivables	(553,576)	(2,502,867)	(1,641,556)
Inventories	(263,862)	71,656	(493,883)
Trade payables	143,775	191,785	3,374,936
Contract assets	57,279	(28,041)	(328,115)
Payroll and social security taxes	499,537	360,521	310,853
Taxes payables	6,300	(179,936)	104,655
Other payables	14,315	281,791	98,698
Provisions	(8,073)	(10,333)	1,649
Interest paid	(2,747,121)	(2,777,101)	(1,896,889)
Derivative financial instruments	661,634	29,854	(217,363)
Income tax paid	(1,166,812)	(6,645,288)	(5,817,649)
Contract liabilities	86,724	586,468	863,846
Cash flows provided by operating activities	28,513,908	18,377,571	26,799,727
CASH FLOWS USED IN INVESTING ACTIVITIES
Additions to property, plant and equipment	(7,769,600)	(21,689,918)	(17,013,254)
Financial assets not considered cash equivalents	(22,318,287)	(969,183)	7,104,660
Cash flows used in investing activities	(30,087,887)	(22,659,101)	(9,908,594)
CASH FLOWS (USED IN) / PROVIDED BY FINANCING ACTIVITIES
Payment of loans	(1,354,111)	0	(2,567,719)
Payment of redemption of loans	0	0	(10,044,692)
Payment of leases	0	(25,528)	0
Cost of acquisition of treasury shares	(2,720,657)	(3,526,937)	(2,975,822)
Dividends paid	(16)	(13,288,576)	(9,066,547)
Proceeds from loans	0	1,431,939	28,946,182
Cost of acquisition of notes	(999,811)	0	0
Cash flows (used in) / provided by financing activities	(5,074,595)	(15,409,102)	4,291,402
NET (DECREASE) / INCREASE IN CASH AND CASH EQUIVALENTS	(6,648,574)	(19,690,632)	21,182,535
Cash and cash equivalents at the beginning of the year	13,294,402	34,858,984	8,202,778
Foreign exchange gain on Cash and cash equivalents	760,625	5,065,846	14,005,871
Monetary results effect on Cash and cash equivalents	(2,753,047)	(6,939,796)	(8,532,200)
Cash and cash equivalents at the end of the year	$ 4,653,406	$ 13,294,402	$ 34,858,984